Capital structure (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended		0 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 31, 2013	Dec. 31, 2011	Mar. 07, 2013 Series One and Series Two Warrants	Feb. 28, 2013 Series One and Series Two Warrants	Mar. 07, 2013 Series Four	May 31, 2013 Series Four	Mar. 07, 2013 Series Five	Mar. 07, 2013 Series Five Warrants	Mar. 07, 2013 Common stock	Jun. 30, 2013 Common stock	Jun. 30, 2013 Series Four and Series Five Convertible Preferred Stock	Mar. 31, 2013 Convertible promissory notes	Feb. 28, 2013 Convertible promissory notes	Mar. 07, 2013 Convertible promissory notes Series Four
Capital structure
Principal amount of convertible promissory notes issued																			$ 6,000,000
Warrants issued to purchase shares										2,527,675
Exercise price (in dollars per share)										$ 0.01
Debt discount recorded to interest expense																		6,000,000
Shares issued and sold									2,527,675		4,497,035	375,000				9,627,800
Aggregate gross proceeds					29,354,752	29,354,752					54,000,000
Amount raised in bridge financing																		6,000,000
Gross proceeds raised		60,000,000
Shares issued upon conversion of convertible promissory notes																				502,919
Reverse stock split ratio															0.0083
Number of shares issued upon conversion													6,700,487	2,095,515			14,170,956
Gain on extinguishment of shares of Series One, Two and Three stock	160,000,000	3,390,750	159,954,069	3,390,750	159,954,069	159,954,069
Share price (in dollars per share)												$ 12.00				$ 15.00
Aggregate purchase price												4,500,000
Common stock
Common stock, Authorized shares				125,000,000		17,000,000	125,000,000	216,666
Initial Public Offering
Common stock shares issuable pursuant to the exercise by the underwriters of an over-allotment option																1,255,800
Net proceeds from initial public offering after deducting underwriting discounts and commissions and other offering expenses payable				$ 131,649,688												$ 131,600,000